SIGNIFICANT ACCOUNTING POLICIES (Fair Value Assumptions For Options Granted) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	75.20%	88.90%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest	2.10%	2.10%
Expected life (years)	5 years 6 months	5 years 6 months
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest	3.60%	3.50%
Expected life (years)	6 years 3 months	6 years 3 months